Value Line U.S. Government Securities Fund
Value Line U.S. Government Securities Fund, Inc.
Investment objectives
The Fund’s primary investment objective is to seek maximum income without undue risk to principal.
Capital preservation and possible capital appreciation are secondary objectives.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Value Line U.S. Government Securities Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.09%
Less 12b-1 Fee Waiver*	[1]	(0.25%)
Net Expenses		0.84%
[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive all of the Fund's 12b-1 fee through December 31, 2012. The waiver cannot be terminated before December 31, 2012 without the approval of the Fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Value Line U.S. Government Securities Fund	86	322	577	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicated higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal investment strategies of the Fund

To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests, under normal conditions, at least 80% of the Fund’s net assets in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises. Some of these securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the United States. While the Adviser emphasizes income from investments for the Fund, the Adviser considers carefully the following: security of principal, duration, marketability, and diversity of investments. The Adviser seeks the best relative values among the universe of U.S. government securities. In deciding which securities to sell, the Adviser considers a number of factors, including economic developments, interest rate trends and cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Fund’s portfolio may be actively traded.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies will produce the desired results. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments.

The principal risk you assume when investing in the Fund is interest rate risk, which is the possibility that as interest rates rise the value of some fixed income securities may decrease.

Mortgage-backed securities are also more volatile and less liquid than other U.S. government securities and may be subject to credit, prepayment and extension risks.

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liability of the instrumentalities that issue some U.S. government securities held by the Fund may exceed the current resources of such instrumentalities, including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future causing the Fund to incur a loss.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund performance

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the Barclays Capital Intermediate U.S. Government Bond Index, which is a broad based market index, and the Barclays Capital 50% U.S. Government Bond Index/50% Mortgage Backed Securities Index, which is a more narrow index that more closely reflects the Fund’s investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 of each year (%)

Best Quarter:        Q4 2008        +5.61%

Worst Quarter:     Q2 2004        (2.56%)

As of November 30, 2011, the Fund had a year-to-date total return of 5.72%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Return Label	1 year	5 years	10 years
Value Line U.S. Government Securities Fund	Return before taxes	4.45%	5.07%	4.83%
Value Line U.S. Government Securities Fund Return after taxes on distributions	Return after taxes on distributions	3.16%	3.65%	3.35%
Value Line U.S. Government Securities Fund Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares	3.14%	3.53%	3.27%
Value Line U.S. Government Securities Fund Barclays Capital Intermediate U.S. Government Bond Index	Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	5.41%	5.11%
Value Line U.S. Government Securities Fund Barclays Capital 50% Gov/50% MBS U.S. Government Bond Index	Barclays Capital 50% Gov/50% MBS Government Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	5.90%	5.66%

Label	Element	Value
rr_RiskReturnAbstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	VALUE LINE US GOVERNMENT SECURITIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000352430
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 2, 2012
rr_ProspectusDate	rr_ProspectusDate	Jan 2, 2012
Value Line U.S. Government Securities Fund | Value Line U.S. Government Securities Fund
rr_RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALBX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less 12b-1 Fee Waiver*	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.84%
Expense Example Year 01	rr_ExpenseExampleYear01	86
Expense Example Year 03	rr_ExpenseExampleYear03	322
Expense Example Year 05	rr_ExpenseExampleYear05	577
Expense Example Year 10	rr_ExpenseExampleYear10	1,306
2001	rr_AnnualReturn2001	7.04%
2002	rr_AnnualReturn2002	10.38%
2003	rr_AnnualReturn2003	1.89%
2004	rr_AnnualReturn2004	2.26%
2005	rr_AnnualReturn2005	1.70%
2006	rr_AnnualReturn2006	3.60%
2007	rr_AnnualReturn2007	7.18%
2008	rr_AnnualReturn2008	8.22%
2009	rr_AnnualReturn2009	2.02%
2010	rr_AnnualReturn2010	4.45%
Average Annual Return Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	4.45%
5 years	rr_AverageAnnualReturnYear05	5.07%
10 years	rr_AverageAnnualReturnYear10	4.83%
Value Line U.S. Government Securities Fund | Value Line U.S. Government Securities Fund | Return after taxes on distributions
rr_RiskReturnAbstract	rr_RiskReturnAbstract
Average Annual Return Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.16%
5 years	rr_AverageAnnualReturnYear05	3.65%
10 years	rr_AverageAnnualReturnYear10	3.35%
Value Line U.S. Government Securities Fund | Value Line U.S. Government Securities Fund | Return after taxes on distributions and sale of Fund shares
rr_RiskReturnAbstract	rr_RiskReturnAbstract
Average Annual Return Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	3.14%
5 years	rr_AverageAnnualReturnYear05	3.53%
10 years	rr_AverageAnnualReturnYear10	3.27%
Value Line U.S. Government Securities Fund
rr_RiskReturnAbstract	rr_RiskReturnAbstract
rr_RiskReturnHeading	rr_RiskReturnHeading	Value Line U.S. Government Securities Fund, Inc.
rr_ObjectiveHeading	rr_ObjectiveHeading	Investment objectives
rr_ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek maximum income without undue risk to principal.
rr_ObjectiveSecondaryTextBlock	rr_ObjectiveSecondaryTextBlock	Capital preservation and possible capital appreciation are secondary objectives.
rr_ExpenseHeading	rr_ExpenseHeading	Fees and expenses
rr_ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
rr_OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
rr_PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
rr_PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicated higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

rr_PortfolioTurnoverRate	rr_PortfolioTurnoverRate	71.00%
rr_ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
rr_ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

rr_StrategyHeading	rr_StrategyHeading	Principal investment strategies of the Fund
rr_StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests, under normal conditions, at least 80% of the Fund’s net assets in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises. Some of these securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the United States. While the Adviser emphasizes income from investments for the Fund, the Adviser considers carefully the following: security of principal, duration, marketability, and diversity of investments. The Adviser seeks the best relative values among the universe of U.S. government securities. In deciding which securities to sell, the Adviser considers a number of factors, including economic developments, interest rate trends and cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Fund’s portfolio may be actively traded.

rr_StrategyPortfolioConcentration	rr_StrategyPortfolioConcentration
To achieve the Fund's investment objective, EULAV Asset Management (the "Adviser") invests, under normal conditions, at least 80% of the Fund's net assets in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises. Some of these securities, such as those issued by the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac") are not backed by the full faith and credit of the United States.

rr_RiskHeading	rr_RiskHeading	Principal risks of investing in the Fund
rr_RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies will produce the desired results. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments.

The principal risk you assume when investing in the Fund is interest rate risk, which is the possibility that as interest rates rise the value of some fixed income securities may decrease.

Mortgage-backed securities are also more volatile and less liquid than other U.S. government securities and may be subject to credit, prepayment and extension risks.

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liability of the instrumentalities that issue some U.S. government securities held by the Fund may exceed the current resources of such instrumentalities, including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future causing the Fund to incur a loss.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

rr_RiskLoseMoney	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
rr_RiskNotInsuredDepositoryInstitution	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

rr_BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Fund performance
rr_PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the Barclays Capital Intermediate U.S. Government Bond Index, which is a broad based market index, and the Barclays Capital 50% U.S. Government Bond Index/50% Mortgage Backed Securities Index, which is a more narrow index that more closely reflects the Fund’s investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

rr_PerformanceInformationIllustratesVariabilityOfReturns	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.

rr_PerformanceAvailabilityWebSiteAddress	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
rr_PerformancePastDoesNotIndicateFuture	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
rr_BarChartHeading	rr_BarChartHeading	Total returns (before taxes) as of 12/31 of each year (%)
rr_BarChartClosingTextBlock	rr_BarChartClosingTextBlock
Best Quarter:        Q4 2008        +5.61%

Worst Quarter:     Q2 2004        (2.56%)

As of November 30, 2011, the Fund had a year-to-date total return of 5.72%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

rr_YearToDateReturnLabel	rr_YearToDateReturnLabel	year-to-date
rr_BarChartYearToDateReturnDate	rr_BarChartYearToDateReturnDate	Nov 30, 2011
rr_BarChartYearToDateReturn	rr_BarChartYearToDateReturn	5.72%
rr_HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Best Quarter:
rr_BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
rr_BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	5.61%
rr_LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Worst Quarter:
rr_BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
rr_BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(2.56%)
rr_PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
rr_PerformanceTableUsesHighestFederalRate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
rr_PerformanceTableNotRelevantToTaxDeferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Value Line U.S. Government Securities Fund | Barclays Capital Intermediate U.S. Government Bond Index
rr_RiskReturnAbstract	rr_RiskReturnAbstract
rr_IndexNoDeductionForFeesExpensesTaxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.98%
5 years	rr_AverageAnnualReturnYear05	5.41%
10 years	rr_AverageAnnualReturnYear10	5.11%
Value Line U.S. Government Securities Fund | Barclays Capital 50% Gov/50% MBS U.S. Government Bond Index
rr_RiskReturnAbstract	rr_RiskReturnAbstract
rr_IndexNoDeductionForFeesExpensesTaxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return Label	rr_AverageAnnualReturnLabel	Barclays Capital 50% Gov/50% MBS Government Bond Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.45%
5 years	rr_AverageAnnualReturnYear05	5.90%
10 years	rr_AverageAnnualReturnYear10	5.66%

[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive all of the Fund's 12b-1 fee through December 31, 2012. The waiver cannot be terminated before December 31, 2012 without the approval of the Fund's Board of Directors.